TRANSACTIONS INVOLVING RELATED PARTIES	6 Months Ended
Jun. 30, 2013
TRANSACTIONS INVOLVING RELATED PARTIES
TRANSACTIONS INVOLVING RELATED PARTIES
20. TRANSACTIONS INVOLVING RELATED PARTIES

Terra Stabile A.E./ Terra Norma A.E.
(Please see the information contained under Note 15 – Commitments and Contingencies, Rental agreements)

Total rent for the periods ended June 30, 2013 and June 30, 2012 was approximately $155 and $194, respectively.